Revenue	12 Months Ended
Mar. 31, 2026
Revenue [Abstract]
Revenue

15. Revenue

	2026	2025	2024
	US$	US$	US$

Income from proprietary trading in digital assets and traditional financial product
Unrealized fair value change of trading of digital assets, listed securities, funds and derivative contracts (note (a))	6,634,615	45,354,354	5,865,294
Realized gain (loss) on trading of listed securities, funds and derivative contracts	27,809,199	(5,828,824)	9,745,407
Interest income on trading of digital assets and derivative contracts	2,146,423	1,859,490	916,616
Services fee income	542,726	73,209	236,228
	37,132,963	41,458,229	16,763,545
Income from securities advising and asset management services
Performance fee income	—	2,785,944	—
Gain on disposal of financial assets at FVTPL	—	323,084	—
	—	3,109,028	—
Total revenue	37,132,963	44,567,257	16,763,545

Note

(a)	The Company trades cryptocurrencies and relevant derivative contracts over-the-counter and in cryptocurrency exchange, by purchasing cryptocurrencies with a view to their resale in the near future, and generating a profit from fluctuations in the prices, the Company applies the guidance in IAS 2 for commodity broker-traders and measures the cryptocurrencies at fair value less costs to sell. The Company considers that there are no significant “costs to sell” virtual assets and hence the measurement of virtual assets is based on their fair values with changes in fair values recognized in profit or loss in the period of the changes.